Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2023
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

14. RELATED PARTY BALANCES AND TRANSACTIONS

In addition to the information disclosed elsewhere in the financial statements, the principal related parties with which the Company had transactions during the years presented are as follows:

Name of Related Parties	Relationship with the Company
Mr. He Xiaowu	Chief Executive Officer and Chairman of the Board
Sixiang Times (Beijing) Technology Co., Ltd.	Where the Company’s executive is one of the major shareholders
Enmoli Inc.	Where Mr. He Xiaowu acted as director
Dingsheng Taifu (Tianjin) Business Information Consulting Partnership (Limited Partnership)	Controlled by a direct relative of CEO
Chengdu Brightfututure Education Technology Co.,Ltd	Controlled by a direct relative of CEO
Sixiang Zhuohong Private Equity LP	Equity investee of the Company

For the years ended December 31, 2021, 2022 and 2023, significant related party transactions were as follows:

		For the years ended December 31,
		2021	2022	2023	2023
		RMB	RMB	RMB	US$
Sixiang Times (Beijing) Technology Co., Ltd.	Rental and service fees	531	-	-	-
Enmoli Inc.	Interest expense	480	-	-	-
Dingsheng Taifu (Tianjin) Business Information Consulting Partnership (Limited Partnership)	Interest income	462	-	-	-
Sixiang Zhuohong Private Equity LP	Sold 11.5385% equity interest of Banyou to the Company	-	-	37,500	5,282

As of December 31, 2022 and 2023, the amounts due from related parties are as follows:

	2022	2023	2023
	RMB	RMB	US$
Amount due from related parties
Dingsheng Taifu (Tianjin) Business Information Consulting Partnership (Limited Partnership) (1)	1,052	-	-
Chengdu Brightfututure Education Technology Co. Ltd	63	-	-
Enmoli Inc. (2)	-	355	50
Total	1,115	355	50

1)	The balance represented loan receivable balance from Dingsheng Taifu (Tianjin) Business Information Consulting Partnership (Limited Partnership). The loan was interest free and due on December 31, 2022. The loan was collected on March 16, 2023.

2)	The balance was collected on January 12, 2024.